Form N-CSR Cover	12 Months Ended
May 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Allied Asset Advisors Funds
Entity Central Index Key	0001105877
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025